Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss	$ (2,760,794)	$ (3,986,509)	$ (6,439,040)	$ (4,810,285)
Adjustments to reconcile net loss to net cash used by operating activities to net cash used by operating activities
Depreciation	17,543	3,227	19,858	3,612
Change in allowance for doubtful accounts	87,830	15,376	26,233	(6,055)
Amortization	0	230,067	306,756	306,757
Stock-based compensation - employees, directors and advisors	482,295	116,550	547,842	504,534
Warrants issued for services	0	0	186,410	0
(Gain) Loss on warrant valuation adjustment	(316,952)	812,983	2,223,718	(58,515)
Amortization of debt discount	71,298	18,548	31,514	12,358
Amortization of debt issuance costs	0	114,522	225,786	0
Loss on conversion option of promissory note payable	0	75,422	75,422	0
Loss on conversion option of convertible debenture	0	50,100	0	0
Stock issued with convertible debenture	0	0	50,100	0
Stock issued for consulting services	0	43,540	43,540	0
Gain on sale of property and equipment	0	(1,000)	(1,594)	(100,000)
Changes in assets - (increase)/decrease
Accounts receivable - trade	200,850	(82,219)	(412,578)	18,005
Inventory	55,844	17,922	(29,249)	(13,037)
Prepaid expenses	(15,716)	755	36,165	4,562
Other	(136)	(2,843)	(2,689)	9
Changes in liabilities - increase/(decrease)
Accounts payable	722,467	(133,173)	203,698	277,426
Accrued expenses	84,647	60,369	15,714	(10,082)
Accrued employee compensation	294	209,465	(176,682)	239,316
Interest payable, related parties	425,699	(239,803)	(130,377)	157,939
Promissory notes, accrued interest	0	(32,271)	0	0
NET CASH USED BY OPERATING ACTIVITIES	(944,831)	(2,708,973)	(3,199,453)	(3,473,456)
CASH FLOWS FROM INVESTING ACTIVITIES
Proceeds from sale of property and equipment	0	1,000	1,594	100,000
Purchases of property and equipment	0	(7,878)	(10,364)	0
NET CASH USED BY INVESTING ACTIVITIES	0	(6,878)	(8,770)	100,000
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from warrant exercise	93,067	32,000	67,466	0
Advances from related parties	751,616	0	0	0
Proceeds from 2016 Public Offering, net	0	1,596,855	1,596,855	0
Proceeds from 2016 Private Offering, net	0	1,528,200	1,528,200	0
Proceeds from convertible promissory notes, net	0	106,000	106,000	0
Proceeds from convertible debenture, net	0	175,000	175,000	0
Proceeds from short term loan	0	0	100,000	0
Payment of convertible promissory notes	0	(155,750)	(155,750)	0
Payment of convertible debenture	0	(210,000)	(210,000)	0
NET CASH PROVIDED BY FINANCING ACTIVITIES	844,683	3,072,305	3,207,771	0
EFFECT OF EXCHANGE RATES ON CASH	6,803	(4,980)	(18,907)	(20,685)
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	(93,345)	351,474	(19,359)	(3,394,141)
CASH AND CASH EQUIVALENTS, BEGINNING OF PERIOD	133,571	152,930	152,930	3,547,071
CASH AND CASH EQUIVALENTS, END OF PERIOD	40,226	504,404	133,571	152,930
SUPPLEMENTAL INFORMATION
Cash paid for interest, related parties	0	630,549	630,549	242,904
NONCASH INVESTING AND FINANCING ACTIVITIES
Cashless warrant conversion	66,966	0	50,100	0
Stock issued with convertible debenture	0	0	43,540	0
Stock issued for services	0	0	888,418	0
Loss on warrant conversion to stock	0	0	66,331	0
Beneficial conversion feature on convertible promissory notes	0	0	124,900	0
Beneficial conversion feature on convertible debenture	0	0	191,231	0
Beneficial conversion feature on convertible debt	0	0	186,410	0
Warrants issued for services	$ 0	$ 0	$ 58,400	$ 0